Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 01, 2020
Summary Of Significant Accounting Policies [Line Items]
Interest-bearing deposits with other banks, maturity date	1 year
Restructured loans, minimum period of nonaccrual status to be considered as nonperforming	90 days
Minimum individual loan basis, with specific reserve requirement	$ 100
Advertising Expense	642	$ 551	$ 640
Legislative package under CARES	2,000,000,000
Deferral loan balance	$ 12,258
SBA PPP Loans [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt instrument term	2 years
Debt instrument interest rate	1.00%
Debt instrument face amount	$ 29,523			$ 48,830
Accumulated Other Comprehensive Income (Loss)
Summary Of Significant Accounting Policies [Line Items]
Reclassification of accumulated other comprehensive income	0
Retained Earnings
Summary Of Significant Accounting Policies [Line Items]
Reclassification of accumulated other comprehensive income	$ 0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises, furniture, fixtures and equipment, estimated useful lives	3 years
Core deposit intangibles, estimated useful lives	5 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises, furniture, fixtures and equipment, estimated useful lives	40 years
Core deposit intangibles, estimated useful lives	10 years